Note 6 - Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid insurance	$ 152,812	$ 8,046
Prepaid - other	68,906	160,385
Vendor deposits	95,792	251,677
	$ 317,510	$ 420,108